Majestic Dragon (Details) - USD ($)					12 Months Ended
	Dec. 07, 2021	Oct. 01, 2021	Aug. 25, 2021	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stock Issued During Period, Shares, Issued for Services	300,000	2,880,000	135,000	600,000
Stock Issued During Period, Value, Issued for Services	$ 1,200,000	$ 12,800,000	$ 456,000	$ 795,000		$ 2,413,000	$ 764,000
Fair Value Measurements, Valuation Processes, Description					applied a 25% discount for lack of marketability of common shares for the six-month restriction based on a put option pricing model using volatility of 140% and a risk-free rate of 0.05%